INCOME TAXES (Details Narrative)	9 Months Ended			12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
Operating Loss Carryforwards [Line Items]
Foreign enterprise income tax rate	25.00%	25.00%		8.25%	8.25%	8.25%	16.50%
Assessable profits	$ (5,900,892)		$ (282,028)	$ (714,680)		$ (93,197)	$ 174,268
Net operating loss carryforward	$ 1,843,112			$ 1,152,110
Income tax rate state and local	21.00%	21.00%
Federal income tax worldwide income statutory rate	21.00%	21.00%
HONG KONG | Tax Year 2019 [Member]
Operating Loss Carryforwards [Line Items]
Foreign enterprise income tax rate	8.25%	8.25%		8.25%	8.25%
Assessable profits	$ 256,082	$ 2,000,000		$ 256,082	$ 2,000,000
HONG KONG | Tax Year 2019 [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Foreign enterprise income tax rate	16.50%	16.50%		16.50%	16.50%
Assessable profits	$ 256,082	$ 2,000,000		$ 256,082	$ 2,000,000